Commitments and Contingencies - Summary of Future Payments Under the Non-Cancellable Operating Lease (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining six months)	$ 2,759
2023	5,111
2024	4,329
2025	4,153
2026	3,837
Thereafter	13,871
Total undiscounted operating lease payments	34,060
Less: imputed interest	(9,348)		$ (2,021)
Total operating lease liabilities	24,712		12,209	$ 12,500
Less: current portion of operating lease liabilities	(3,130)	$ (2,393)	(3,979)
Operating lease liabilities, noncurrent	$ 21,582	$ 22,459	$ 8,230